Reserves - Schedule of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [abstract]
Share-based payment reserve	$ 24,294	$ 4	$ 4
Capital contribution reserve	0	4,591	3,452
Foreign currency translation reserve	2,883	3,285	$ 2,394
Closing Balance	$ 27,176	$ 7,880